UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5853

Heritage Income Trust

(Exact name of registrant as specified in charter)

880 Carillon Parkway St. Petersburg, FL 33716

(Address of principal executive offices)

(Name and address of agent for service)

Registrant’s telephone number, including area code: 727-573-3800

Date of fiscal year end: September 30, 2004

Date of reporting period: July 1, 2003 to June 30, 2004

Item 1. Proxy Voting Record.

Heritage Intermediate Government Fund

“There were no matters relating to a portfolio security considered at any shareholder meeting of an issuer in which the series named above held securities during the period covered by this report and with respect to which such series were entitled to vote.”

Proxy Voting Record attached.

Heritage High Yield Bond Fund

<PRE>
                                                                                                                    How the
                                                                                             Shareholder, Vote for   Fund
                                                                                               Mgmt, or     or       Cast
Name (Heritage                     Ticker                       Meeting                         Issuer    Against    its
Fund name)                Cusip    Symbol       Issuer           Date             Issue        Proposal   Mgmt Rec   Vote   Voted?

Heritage High Yield     009451AH8   N/A  Airplane          9/19/2003  The Proposed              Mgmt        For      For    Yes
Bond Fund                                Pass-Thru Trust              Amendments
Heritage High Yield     913247508  UCOMA  United           2/11/2004  Amend Stock Option        Mgmt      Against  Against  Yes
Bond Fund                                Globalcom  Inc.              Plan
                                         Class A
Heritage High Yield     62940R103  NTEU  NTL Europe, Inc   1/27/2004  Provision related to      Mgmt        For      For    Yes
Bond Fund                                                             payment of dividends
                                                                      on preferred stock
Heritage High Yield     011589207  APCS  Alamosa            6/2/2004  Elect Directors           Mgmt        For      For    Yes
Bond Fund                                Holdings, Inc.
Heritage High Yield     011589207  APCS  Alamosa            6/2/2004  Amend Employee Stock      Mgmt        For      For    Yes
Bond Fund                                Holdings, Inc.               Purchase Plan
Heritage High Yield     011589207  APCS  Alamosa            6/2/2004  Ratify Auditors           Mgmt        For      For    Yes
Bond Fund                                Holdings, Inc.
Heritage High Yield     62940M104  NTLI  NTL Incorporated   5/6/2004  Elect Directors           Mgmt        For      For    Yes
Bond Fund
Heritage High Yield     62940M104  NTLI  NTL Incorporated   5/6/2004  Ratify Auditors           Mgmt        For      For    Yes
Bond Fund
Heritage High Yield     62940M104  NTLI  NTL Incorporated   5/6/2004  Amend Omnibus Stock       Mgmt        For      For    Yes
Bond Fund                                                             Plan
Heritage High Yield     62940M104  NTLI  NTL Incorporated   5/6/2004  Approve Executive         Mgmt        For      For    Yes
Bond Fund                                                             Incentive Bonus Plan
Heritage High Yield     62940M104  NTLI  NTL Incorporated   5/6/2004  Approve Share Plan        Mgmt        For      For    Yes
Bond Fund                                                             Grant
Heritage High Yield     84761M104   SSI  Spectrasite,      5/25/2004  Elect Directors           Mgmt        For      For    Yes
Bond Fund                                Inc.
Heritage High Yield     84761M104   SSI  Spectrasite,      5/25/2004  Ratify Auditors           Mgmt        For      For    Yes
Bond Fund                                Inc.
</PRE>

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Heritage Income Trust

By

/s/ K. C. Clark

Executive Vice President

Principal Executive Officer

August 30, 2004

Insert printed name and title of signing officer